PART A

Part A, the Prospectus for WealthQuest III Variable Annuity dated May 1, 2010, was filed pursuant to Rule 485(b) under the Securities Act of 1933 on April 30, 2010 (Accession No. 0000899732-10-000040), and is incorporated herein by reference.

PART B

Part B, the Statement of Additional Information dated May 1, 2010, was filed pursuant to Rule 485(b) under  the Securities Act of 1933 on April 30, 2010 (Accession No. 0000899732-10-000040), and is incorporated herein by reference.

PART C

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)	Financial Statements

1. Part A of the registration statement. Condensed financial information reflecting the value and number of units outstanding for each class of Accumulation Units of the Separate Account for the years ended December 31, 2001 through December 31, 2009.

2.  Part B of the registration statement. The most recent audited financial statements of the Separate Account as of December 31, 2009 and for each of the years or periods presented. The consolidated financial statements of the American National Insurance Company as of December 31, 2009 and for each of the years in the three (3) year period ended December 31, 2009.

(b)	Exhibits

Exhibit 1 — Copy of the resolutions of the Board of Directors of the Depositor authorizing the establishment of the Registrant [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 2 — Not applicable.

Exhibit 3 — Distribution and Administrative Services Agreement [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 4 — Form of each Variable Annuity Contract [previously filed with Registrant's pre-effective amendment number two to this registration statement (number 333-30318) filed on July 26, 2000].

Exhibit 4a — Form of Group Policy Cover Page for Non-Qualified Contract [previously filed with Registrant's pre-effective amendment number two to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4b — Form of Group Policy Cover Page for Qualified Contract [previously filed with Registrant's pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4c — Form of Non-Qualified Contract [previously filed with Registrant's pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4d — Form of Qualified Contract [previously filed with Registrant's pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4e — Form of Minimum Guaranteed Death Benefit Rider [previously filed with Registrant's pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4f — Form of Group Contract Minimum Guaranteed Death Benefit Rider [previously filed with Registrant's pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4g — Form of 3% Guaranteed Death Benefit Rider [previously filed with Registrant's pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4h — Form of Group 3% Guaranteed Death Benefit Rider [previously filed with Registrant's pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4i — Form of 5% Guaranteed Death Benefit Rider [incorporated herein by reference to pre-effective amendment number one to registration statement on Form N-4 (333-30318) filed on June 27, 2000].

Exhibit 4j — Form of Group 5% Guaranteed Death Benefit Rider [previously filed with Registrant's pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 5 — Form of application used with any Variable Annuity Contract [previously filed with Registrant's pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 6a — Copy of the Articles of Incorporation of the Depositor [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 6b — Copy of the By-laws of the Depositor [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 7(a) — Reinsurance Agreement between Continental Assurance Company and American National Insurance Company [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on April 30,2004].

Exhibit 7(b) – Letter dated August 7,2009 from Munich American Reassurance Company regarding rates on block of Variable Annuity Guaranteed Minimum Death Benefit (GMDB) reinsurance (filed herewith).

Exhibit 8a — Form of American National Investment Account, Inc. Participation Agreement [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8b — Form of Variable Insurance Products Fund II Participation Agreement [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8c — Form of Variable Insurance Products Fund III Participation Agreement [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8d — Form of T. Rowe Price International Series, Inc. T. Rowe Price Equity Series, Inc., and T. Rowe Price Fixed Income Series, Inc. [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8e — Form of MFS Variable Insurance Trust Participation Agreement [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8f — Form of Federated Insurance Series Fund Participation Agreement [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8g — Form of Fred Alger American Fund Participation Agreement [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8h — Form of AIM Fund Participation Agreement [previously filed with Registrant’s post-effective amendment number 7 to this registration statement (number 333-30318) filed on April 27, 2006].

Exhibit 9 — An opinion of counsel and consent to its use as to the legality of the securities being registered, indicating whether they will be legally issued and will represent binding obligations of the depositor.
Exhibit 10 — Consent of independent accountants for KPMG L.L.P. (filed herewith).

Exhibit 11 — Not applicable.

Exhibit 12 — Not applicable.

Exhibit 14 — Power of Attorney (previously filed with Registrant's post effective amendment number six, filed on April 29, 2005).

ITEM 25. DIRECTORS AND OFFICERS OF DEPOSITOR

The principal business address of the directors and officers, unless otherwise indicated, or unless indicated by an asterisk (*), is American National Insurance Company, One Moody Plaza, Galveston, Texas 77550.  Those persons with an asterisk by their names have a principal business address of 2450 South Shore Boulevard, League City, Texas 77573.

Directors

Name                                                                Business Address
________________________________________________________________________

Arthur Oleen Dummer                                                                           955 East Pioneer Road
Draper, UT 84020-9334

Dr. Shelby Miller Elliott                                                                           3603 Broadmoor
Pasadena, TX 77505

George Richard Ferdinandtsen                                                                                     President, Chief Operating Officer
American National Insurance Company
One Moody Plaza
Galveston, TX 77550

Frances Anne Moody-Dahlberg                                                                                     The Moody Foundation
Highland Park Place
4515 Cole Avenue LB 34, Suite 500
Dallas, TX 75205

Robert Lee Moody                                                                           Chairman of the Board and
Chief Executive Officer
2302 Postoffice, Suite 702
Galveston, TX 77550

Russell Shearn Moody                                                                           American National Insurance Company
One Moody Plaza
Galveston, TX 77550

William Lewis Moody, IV                                                                           2302 Postoffice, Suite 502
Galveston, TX 77550

James Daniel Yarbrough                                                                           Galveston County Judge
722 Moody
Galveston, TX 77550

Frank Pieri Williamson                                                                           301 Barracuda
Galveston, TX 77550

Officers

Name                                                                Office
________________________________________________________________________
James Edward Pozzi	Senior Executive Vice President, Chief Administrative Officer

Ronald Jay Welch	Senior Executive Vice President, Corporate Risk Officer & Chief Actuary

David Alan Behrens	Executive Vice President, Independent Marketing

Billy Joe Garrison	Executive Vice President, Director of Career Sales & Service Division

Michael Wade McCroskey *	Executive Vice President and Treasurer

Gregory Victor Ostergren	Executive Vice President, Director of Multiple Line
1949 East Sunshine
Springfield, MO 65899

Dwain Allen Akins	Senior Vice President, Corporate Affairs, Chief Compliance Officer Variable Insurance Products

Johnny David Johnson	Senior Vice President and Corporate Chief Information Officer

Stephen Edward Pavlicek	Senior Vice President and Chief Financial Officer

Albert Louis Amato, Jr.	Senior Vice President, Life Insurance Administration

Scott Frankie Brast	Senior Vice President, Real Estate/Mortgage Loan Investments
2525 South Shore Boulevard
League City, TX 77573

Frank Vincent Broll, Jr.	Senior Vice President and Actuary

Gordon Dennis Dixon *	Senior Vice President, Securities Investments

Bernard Stephen Gerwel	Senior Vice President, Chief Multiple Line Exclusive Agency Administrative Officer
1949 East Sunshine
Springfield, MO 65899

Rex David Hemme                                                                           Senior Vice President and Actuary

Bruce Murray LePard	Senior Vice President, Human Resources

James Walter Pangburn	Senior Vice President, Credit Insurance Division

Ronald Clark Price	Senior Vice President, Multiple Line Chief Marketing Officer—Career Life Agencies

Steven Harvey Schouweiler	Senior Vice President, Health Insurance Operations

Shannon Lee Smith	Senior Vice President, Chief Multiple Line Marketing Officer

Hoyt James Strickland	Senior Vice President, Career Sales & Service Division

John Mark Flippin	Secretary

Brian Neil Bright	Vice President, Computing Services

William Frankliln Carlton	Vice President and Controller

James Arthur Collura	Vice President, Chief Life Marketing Officer Multiple Line Exclusive Agency

Richard Thomas Crawford	Vice President and Assistant Controller

George Clayton Crume	Vice President, Brokerage Sales

Douglas Alton Culp	Vice President, Financial Institution

Steven Lee Dobbe	Vice President, Broker Dealer Marketing

Donald Robert French, Jr.	Vice President, Information Security & Enterprise Architecture

Franklin James Gerren	Vice President, Payroll Deduction

Joseph Fant Grant, Jr.	Vice President, Group Actuary

Charles Jordan Jones	Vice President, Health Underwriting/New Business

Dwight Diver Judy	Vice President, Financial Marketing
2911 South Shore Blvd., Suite 130
League City, TX 77573

Richard Steven Katz	Vice President, Direct Marketing & Sales

Dr. Harry Bertrand Kelso, Jr.	Vice President and Medical Director

Robert Jay Kirchner	Vice President, Real Estate Investments
2525 South Shore Boulevard
League City, TX 77573

Brenda Thomas Koelemay	Vice President and Associate Corporate Treasurer

Doris Lanette Leining	Vice President, Life New Business

Anne Marie LeMire	Vice President, Fixed Income

George Arthur Macke	Vice President, General Auditor

Bradley Wayne Manning	Vice President, Life & Annuity Claims

Edwin Vince Matthews, III	Vice President, Mortgage Loan Production

James Brian McEniry	Vice President, Director of Telecommunications

Meredith Myron Mitchell	Vice President, Application Development & Support

John Oliver Norton	Vice President and Actuary

Michael Christopher Paetz	Vice President, Group and MGU Operations

Edward Bruce Pavelka	Vice President, Life Policy Administration

William Corley Ray	Vice President, Market Training and Development Multiple Line Exclusive Agency

Robert Walter Schefft	Vice President, Advanced Sales and Marketing

Gerald Anthony Schillaci	Vice President and Actuary

James Truitt Smith	Vice President, Pension Sales

James Patrick Stelling	Vice President, Group/Health Compliance

Wayne Allen Smith	Vice President, Career Sales & Service Division

Clarence Ellsworth Tipton	Vice President and Assistant Actuary

William Henry Watson, III	Vice President, Chief Health Actuary

Brian Keith Weyer	Vice President, Director of Corporate Treasury Services

Douglas Raymond Brown	Asst. Vice President, Life Product Actuary

John Thomas Burchett	Asst. Vice President, Accounting Control

Joseph James Cantu	Asst. Vice President and Illustration Actuary

Joseph Wayne Cucco	Asst. Vice President, Director of Advanced Life Sales

Donna Lynn Daulong	Asst. Vice President, Accounting

Nancy Maureen Day	Asst. Vice President, Pension Administration

John Darrell Ferguson	Asst. Vice President, Creative Services

James Joseph Fish	Asst. Vice President, Criminal Investigations & Corporate Security

Denny Walton Fisher, Jr.	Asst. Vice President, Mortgage Loan Production
2525 South Shore Boulevard
League City, TX 77573

William Joseph Hogan	Asst. Vice President, Health & HIPAA Compliance

Barbara Jean Huerta	Asst. Vice President, Enterprise Financial Systems

Deborah Kay Janson	Asst. Vice President, Corporate Research

Kenneth Joseph Juneau	Asst. Vice President, Advisory Systems Engineer

Carol Ann Kratz	Asst. Vice President, Human Resources

Sara Liane Latham	Asst. Vice President & Asst. Actuary

Thomas Robert LeGrand	Asst. Vice President, Life & Annuity Claims

Larry Edward Linares	Asst. Vice President, Tax

Michael Scott Marquis	Asst. Vice President, Life New Business

Katherine Sue Meisetschlaeger	Asst. Vice President, Life & Annuity Systems

Tracy Leigh Milina	Asst. Vice President, Health Business Vision Coordinator

Michael Scott Nimmons	Asst. Vice President, Associate General Auditor, Corporate Audit Services

Ronald Joseph Ostermayer	Asst. Vice President, Director Health Systems Administration, HIPPA Security Officer

Raymond Edward Pittman, Jr.	Asst. Vice President, Director of Marketing/Career Development

Judith Lynne Regini	Asst. Vice President, Corporate Compliance, Chief Compliance Officer Anti-Money Laundering

James Alexander Tyra	Asst. Vice President, Life Insurance Systems

Emerson Voth Unger                                                                           Asst. Vice President, National Business Development Executive

Deanna Lynn Walton                                                                           Asst. Vice President, Field Systems

Dr. John Frank White, III                                                                           Asst. Vice President, Associate Medical Director

Jeanette Elizabeth Cernosek	Assistant Secretary

Victor John Krc	Assistant Treasurer

ITEM 26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

The Registrant, American National Variable Annuity Separate Account, is a separate account of American National Insurance Company, a Texas insurance company. In addition, American National Insurance Company has three (3) other separate accounts, American National Variable Life Separate Account and American National Insurance Company Group Unregistered Annuity Separate Account, and American National Insurance Company Separate Account for Retirement Plans. The Libbie Shearn Moody Trust owns approximately 37.10% of the outstanding stock of American National Insurance Company.  The Moody Foundation, which has a 75% contingent remainder interest in the Libbie Shearn Moody Trust, owns approximately 22.96% of the outstanding stock of American National Insurance Company.

The Trustees of The Moody Foundation are Mrs. Frances Anne Moody-Dahlberg, Robert L. Moody, Sr. and Ross Rankin Moody.  Robert L. Moody, Sr. is a life income beneficiary of the Libbie Shearn Moody Trust and Chairman of the Board, Director and Chief Executive Officer of American National Insurance Company.  Robert L. Moody, Sr. has assigned his interest in the Libbie Shearn Moody Trust to National Western Life Insurance Company, a Colorado insurance company of which he is also Chairman of the Board, Chief Executive Officer, a Director and controlling shareholder.

Moody National Bank is the trustee of the Libbie Shearn Moody Trust and various other trusts which, in the aggregate, own approximately 46.57% of the outstanding stock of American National Insurance Company.  Moody Bank Holding Company, Inc. owns approximately 97.8% of the outstanding shares of Moody National Bank.  Moody Bank Holding Company, Inc. is a wholly owned subsidiary of Moody Bancshares, Inc.  The Three R Trusts, trusts created by Robert L. Moody, Sr. for the benefit of his children, are controlling stockholders of Moody Bancshares, Inc.

The Moody Foundation owns 34.0% and the Libbie Shearn Moody Trust owns 50.2% of the outstanding stock of Gal-Tex Hotel Corporation, a Texas corporation.  Gal-Tex Hotel Corporation directly or indirectly wholly owns the following subsidiaries, listed in alphabetical order:

1859 Beverage Company                                                                           Kentucky Landmark Hotels, L.L.C.
1859 Historic Hotels, Ltd.                                                                           LHH Hospitality, Inc.
Colorado Landmark Hotels, L.L.C.                                                                           Virginia Landmark Hotels, L.L.C.
Gal-Tenn Hotel Corporation

American National owns a direct or indirect interest in the following entities, listed in alphabetical order:

Entity:  121 Village, Ltd.

Entity Form:  A Texas limited partnership.

Ownership or Other Basis of Control:  AN Stonebriar, Ltd. owns a 33% limited partnership interest.

Entity:                      Alternative Benefit Management, Inc.

Entity Form: A Nevada corporation.

Ownership or Other Basis of Control: American National Insurance Company owns all of the outstanding common stock.

Entity:  American National County Mutual Insurance Company.

Entity Form:  A Texas insurance company.

Ownership or Other Basis of Control: Managed by American National Insurance Company.

Entity:  American National of Delaware Corporation.

Entity Form:  A Delaware corporation (inactive).

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity:                      American National Financial Corporation.

Entity Form: A Texas corporation (inactive).

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity:                      American National Financial Corporation (Delaware).

Entity Form: A Delaware corporation (inactive).

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity:                      American National Financial Corporation (Nevada).

Entity Form: A Nevada corporation (inactive).

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity:                      American National General Insurance Company.

Entity Form: A Missouri insurance company.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.

Entity:                      American National Insurance Service Company.

Entity Form: A Missouri corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.

Entity: American National Investment Accounts, Inc.*

Entity Form: A Maryland corporation.

Ownership or Other Basis of Control: Investment Advisory Agreement with Securities Management and Research, Inc.  Also, Securities Management and Research, Inc. and American National Insurance Company own the outstanding stock of the Company.

*On April 13, 2010, the Shareholders of the American National Growth Portfolio, the American National Equity Income Portfolio, the American National Balanced Portfolio, and the American National Money Market Portfolio (together the “Portfolios”) approved a Plan of Liquidation and Dissolution of the Portfolios that are a separate series of American National Investment Accounts, Inc. (the “Fund”.) On April 30, 2010, the Portfolios will be liquidated and dissolved and the Fund terminated.

Entity:  American National Life Holdings, Inc.

Entity Form:  A Nevada corporation.

Ownership or Other Basis of Control:  American National Insurance Company owns all outstanding common stock; Comprehensive Investment Services, Inc. owns all outstanding preferred stock.

Entity:                      American National Life Insurance Company of Texas.

Entity Form: A Texas insurance company.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.

Entity:                      American National Life Insurance Company of New York.

Entity Form: A New York insurance company.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.

Entity:  American National Lloyds Insurance Company.

Entity Form:  A Texas insurance company.

Ownership or Other Basis for Control: Managed by ANPAC Lloyds Insurance Management, Inc.

Entity:                      American National Property and Casualty Company.

Entity Form: A Missouri insurance company.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property & Casualty Holding Company, Inc.

Entity: American National Property and Casualty Holdings, Inc.

Entity Form: A Delaware corporation.

Ownership or Other Basis of Control: American National Insurance Company owns all outstanding common stock. Comprehensive Investment Services, Inc. owns all outstanding preferred stock.

Entity: AN/CAN Investments, Inc.

Entity Form: a British Columbia corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.

Entity:                      ANDV 97, Inc.

Entity Form: A Texas corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.

Entity:  Anford Pinnacle, L.P.

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 50% interest.

Entity:                      ANH20, Inc.

Entity Form:  A Texas corporation.

Ownership or Other Basis of Control:  Wholly owned subsidiary of ANREM Corporation.

Entity:                      ANIND TX, Inc.

Entity Form: A Texas corporation.

Ownership or Other Basis of Control:  Wholly owned subsidiary of ANDV 97, Inc.

Entity:                      ANPAC General Agency of Texas.

Entity Form: A Texas corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.

Entity:  ANPAC Lloyds Insurance Management, Inc.

Entity Form:  A Texas corporation.

Ownership or Other Basis for Control: Wholly owned subsidiary of American National Property and Casualty Company.

Entity:                      ANPAC Louisiana Insurance Company.

Entity Form: A Louisiana corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.

Entity: ANPIN, L.P.

Entity Form:  A Texas limited partnership.

Ownership or Other Basis of Control:  Eagle 99, Inc. owns a 99% limited partnership interest; ANIND TX, Inc. owns a 1% general partnership interest.

Entity: ANREINV, Inc.

Entity Form: A Texas corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of ANDV 97, Inc.

Entity:                      ANREM Corporation.

Entity Form: A Texas corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.

Entity: AN Stonebriar, Ltd.

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control: ANREINV, Inc. is a 2% general partner; Eagle AN, L.P. is 98% limited partner.

Entity:                      ANTAC, Inc.

Entity Form: A Nevada corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity: AN/WRI DEVCO #1, Ltd.

Entity Form:  A Texas limited partnership.

Ownership or Other Basis of Control:  Eagle AN, L.P. owns an 80% limited partnership interest.

Entity: AN/WRI GS, L.L.C.

Entity Form: A Texas limited liability company.

Ownership of Other Basis of Control: Eagle AN, L.P. owns a 50% membership interest.

Entity: AN/WRI Partnership, Ltd.

Entity Form:  A Texas limited partnership.

Ownership or Other Basis of Control:  Eagle AN, L.P. owns an 80% limited partnership interest.

Entity: Bayport II Mountain West Houston, L.L.C.

Entity Form: A Colorado limited liability company.

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 60% membership interest.

Entity: Beltway/Antoine Business Center, Phase I.

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% limited partnership interest.

Entity: Beltway II L.L.C.

Entity Form: A Texas limited liability company.

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% membership interest.

Entity: Cedar Crossing Mountain West Houston L.L.C.

Entity Form: A Colorado limited liability company.

Ownership or Basis of Control: Eagle AN, L.P. owns a 50% membership interest.

Entity:                      Comprehensive Investment Services, Inc.

Entity Form: A Nevada corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity:  Cumberland/146 L.L.C.

Entity Form: An Indiana limited liability corporation.

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 60% membership interest.

Entity:                      Eagle 99, Inc.

Entity Form: A Nevada corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.

Entity:                      Eagle AN, L. P.

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control: Eagle 99, Inc. owns a 99% limited partnership interest, and ANIND TX, Inc. owns a 1% general partnership interest.

Entity:                      Eagle Ind., L. P.

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control: American National Insurance Company owns a 99% limited partnership interest, and ANIND TX, Inc. owns a 1% general partnership interest.

Entity: Farm Family Casualty Insurance Company.

Entity Form: A New York insurance company.

Ownership or Other Basis of Control: Wholly owned by American National Property and Casualty Holdings, Inc.

Entity: Farm Family Financial Services, Inc.

Entity Form: A New York corporation. (inactive)

Ownership of Other Basis of Control: Wholly owned by American National Property and Casualty Holdings, Inc.

Entity: Farm Family Life Insurance Company.

Entity Form: A New York insurance company.

Ownership or Other Basis of Control: Wholly owned by American National Property and Casualty Holdings, Inc.

Entity:  Forest View Limited Partnership.

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control:  American National Insurance Company owns a 99% limited partnership interest.

Entity:                      Galveston Island Water Park, L.P.

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control:  ANH2O owns a 1% general partnership interest, and Preston 121 Partners, Ltd. owns a 59% limited partnership interest.

Entity:                      Garden State Life Insurance Company.

Entity Form: A Texas insurance company.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.

Entity: Germann Road Land Development, L.L.C.

Entity Form: A Colorado limited liability company.

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% limited partnership interest.

Entity:                      Kearns Building Joint Venture.

Entity Form: A Texas joint venture.

Ownership or Other Basis of Control: American National Insurance Company owns an 85% interest.

Entity:                      Lawyers Title of Galveston.

Entity Form: A Texas corporation.

Ownership or Other Basis of Control: South Shore Harbour Development, Ltd. owns 50% of the outstanding stock.

Entity: MRPL Retail Partners, Ltd. (Shops at Bella Terra).

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% limited partnership interest.

Entity: MWBP, L.L.C.

Entity Form:  A Colorado limited liability company.

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 50% membership interest.

Entity: Newington-Berlin Retail L.L.C.

Entity Form: A Connecticut limited liability company.

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% membership interest.

Entity:                      Pacific Property and Casualty Company.

Entity Form: A California corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.

Entity:  PCO Battery Brooke Parkway, L.P.

Entity Form:  A Virginia limited partnership.

Ownership or Other Basis of Control:  ANPIN, L.P. owns a 98% interest, and ANIND TX, Inc. owns a 1% interest.

Entity:  PCO Carolina Pines, L.P.

Entity Form: A South Carolina limited partnership.

Ownership or Other Basis of Control:  ANPIN, L.P. owns a 98% interest and ANIND TX, Inc. owns a1% interest.

Entity:                      PCO Corporate Drive Limited Partnership.

Entity Form: A North Carolina limited partnership.

Ownership or Other Basis of Control: ANPIN, L.P. owns a 98% interest and ANIND TX, Inc. owns a 1% interest.

Entity:  PCO Jenkins Brothers Road, L.P.

Entity Form: A South Carolina limited partnership.

Ownership or Other Basis of Control:  ANPIN, L.P. owns a 98% interest and ANIND TX, Inc. owns a 1% interest.

Entity:  PCO Kent Drive, L.P.

Entity Form: A Georgia limited partnership.

Ownership or Other Basis of Control:  ANPIN, L.P. owns a 98% interest and ANIND TX, Inc. owns a 1% interest.

Entity:  PCO Nashville, L.P.

Entity Form: A Tennessee limited partnership.

Ownership or Other Basis of Control:  ANPIN, L.P. owns a 98% interest and ANIND TX, Inc. owns a 1% interest.

Entity: PCO Northfork, L.P.

Entity Form: A Tennessee limited partnership.

Ownership or Other Basis of Control:  ANPIN, L.P. owns a 98% interest and ANIND TX, Inc. owns a 1% interest.

Entity:  PCO Omnicron Court, L.P.

Entity Form:  A Kentucky limited partnership.

Ownership or Other Basis of Control:  ANPIN, L.P. owns a 98% interest and ANIND TX, Inc. owns a 1% interest.

Entity:  PCO Watkins Road, L.P.

Entity Form: A North Carolina limited partnership.

Ownership or Other Basis of Control:  ANPIN, L.P. owns a 98% interest and ANIND TX, Inc. owns a 1% .
interest.

Entity:                      Preston 121 Partners, Ltd.

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control: ANIND TX, Inc. owns a 2% general partnership interest; Eagle AN, L.P. owns a 98% limited partnership interest.

Entity:                      Pro Terra Realty Fund, Ltd.

Entity Form: A limited partnership

Ownership or Other Basis of Control: American Naitonal Insurance Company owns a 6.42% limited partnership interest.

Entity: R.A.A.B. of W. Va., Inc.

Entity Form: A West Virginia corporation.

Ownership or Other Basis of Control: Wholly owned by Rural Agency and Brokerage, Inc.

Entity:                      Rural Agency and Brokerage, Inc.

Entity Form: A New York corporation.

Ownership or Other Basis of Control: Wholly owned by American National Property and Casualty Holdings, Inc.

Entity:                      Rural Insurance Agency and Brokerage of Massachusetts, Inc.

Entity Form: A Massachusetts corporation.

Ownership or Other Basis of Control: Wholly owned by Rural Agency and Brokerage, Inc.

Entity:                      Rural Agency and Brokerage of New Hampshire, Inc.

Entity Form: A New Hampshire corporation.

Ownership or Other Basis of Control: Rural Agency and Brokerage, Inc. owns 25% of the outstanding common stock.

Entity:                      Rutledge Partners, L.P.

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control: American National Insurance Company owns a 26% limited partnership interest.

Entity: Securities Management and Research, Inc.

Entity Form:  A Florida corporation - a registered broker-dealer and investment adviser.

Ownership or Other Basis of Control: Wholly-owned subsidiary of American National Insurance Company.

Entity:  SM&R Investments, Inc.

Entity Form:  A Maryland corporation - registered investment company.

Ownership or Other Basis of Control: Investment Advisory Agreement with Securities Management and Research, Inc.  Also, the Company consists of seven (7) different series.  Securities Management and Research, Inc. and American National Insurance Company own shares in certain series.  Various subsidiaries of American National Insurance Company own stock in the Primary Fund and the Money Market Fund.

Entity:                      South Shore Harbour Development, Limited.

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control: ANTAC, Inc. owns a 95% limited partnership interest and ANREM Corp. owns a 5% general partnership interest.

Entity:                      Standard Life and Accident Insurance Company.

Entity Form: A Texas insurance company.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.

Entity:                      Standard Plus, Inc.

Entity Form:  A Texas corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of Standard Life and Accident Insurance Company.

Entity: Timbermill, Ltd.

Entity Form: A Texas joint venture.

Ownership or Other Basis of Control: American National Insurance Company owns a 99% limited partnership interest.

Entity:                      Town and Country Joint Venture.

Entity Form: A Texas joint venture.

Ownership or Other Basis of Control: ANDV 97, Inc. owns a 68.65% limited partnership interest.

Entity:                      United Farm Family Insurance Company.

Entity Form: A New York insurance company.

Ownership or Other Basis of Control: Wholly owned by American National Property and Casualty Holdings, Inc.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 31, 2010, there were 483 owners of Qualified Contracts and 309 owners of Non-Qualified Contracts covered by this registration statement.

ITEM 28. INDEMNIFICATION

The following provision is in the Distribution and Administrative Services Agreement:

"American National agrees to indemnify SM&R for any liability that SM&R may incur to a Contract Owner or party-in-interest under a Policy (i) arising out of any act or omission in the course of, or in connection with, rendering services under this Agreement, or (ii) arising out of the purchase, retention or surrender of a Policy; provided, however, that American National will not indemnify SM&R for any such liability that results from the willful misfeasance, bad faith or gross negligence of SM&R, or from the reckless disregard, by SM&R, of its duties and obligations arising under this Agreement."

The officers and directors of American National are indemnified by American National in the American National By-laws for liability incurred by reason of the officer and directors serving in such capacity. This indemnification would cover liability arising out of the Variable Annuity sales of American National.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a)     Securities Management and Research, Inc. serves as investment adviser to:

(i) SM&R Investments, Inc. consisting of SM&R Alger Technology Fund, SM&R Alger Aggressive Growth Fund, SM&R Alger SmallCap Fund, SM&R Alger Growth Fund, SM&R Growth Fund, SM&R Equity Income Fund, SM&R Balanced Fund, SM&R Government Bond Fund, SM&R Tax Free Fund, SM&R Money Market Fund, and SM&R Primary Fund; and

(ii) American National Investment Accounts, Inc., American National Growth Portfolio, American National Equity Income Portfolio, American National Balanced Portfolio, American National Money Market Portfolio, American National High Yield Bond Portfolio, American National International Stock Portfolio, American National Small-Cap/Mid Cap Portfolio, and American National Government Bond Portfolio.*

(ii)Securities Management and Research, Inc. also serves as principal underwriter to the American National Variable Annuity Separate Account.

*On April 13, 2010, the Shareholders of the American National Growth Portfolio, the American National Equity Income Portfolio, the American National Balanced Portfolio, and the American National Money Market Portfolio (together the “Portfolios”) approved a Plan of Liquidation and Dissolution of the Portfolios that are a separate series of American National Investment Accounts, Inc. (the “Fund”.) On April 30, 2010, the Portfolios will be liquidated and dissolved and the Fund terminated.

(b) The Registrant’s principal underwriter is Securities Management and Research, Inc. The following are the officers and directors of Securities Management and Research, Inc.:

Name	Position	Principal Business Address
David A. Behrens	Director	American National Insurance Company One Moody Plaza Galveston, Texas 77550

Gordon D. Dixon	Director Senior Vice President, Chief Investment Officer	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

G. Richard Ferdinandtsen	Director	American National Insurance Company One Moody Plaza Galveston, Texas 77550

R. Eugene Lucas	Director	Gal-Tex Hotel Corporation 2302 Postoffice Street, Suite 504 Galveston, Texas 77550

Michael W. McCroskey	Director, President, Chief Executive Officer	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

Teresa E. Axelson	Vice President, Secretary, Chief Compliance Officer	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

Brenda T. Koelemay	Vice President, Treasurer, Chief Financial and Administrative Officer	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

Ronald C. Price	Sr. Vice President	American National Insurance Company One Moody Plaza Galveston, TX 77550

Jim Collura	Sr. Vice President	American National Insurance Company One Moody Plaza Galveston, Texas 77550
T.Brett Harrington	Vice President, Fund Marketing	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

Andrew R. Duncan	Vice President, Derivatives, Strategies and Alternative Investments	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

Anne M. LeMire	Vice President, Head of Fixed Income	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

John S. Maidlow	Vice President, Head Portfolio Management	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

Vicki R. Douglas	Assistant Vice President	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

Steven Douglas Geib	Assistant Vice President	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

Sally F. Praker	Assistant Vice President	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

Michele S. Lord	Assistant Secretary	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

(c) Compensation from the Registrant:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Other Compensation
Securities Management & Research, Inc.	$2,907,757	N/A	N/A	N/A

ITEM 30. LOCATIONS OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated there under will be maintained at the offices of American National Insurance Company, One Moody Plaza, Galveston, Texas 77550.

ITEM 31. MANAGEMENT SERVICES - Not applicable.

ITEM 32. UNDERTAKINGS

(a)
Registrant undertakes to file a post-effective amendment to this registration statement as frequently to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the Variable Annuity Contracts may be accepted.

(b)	Registrant undertakes to include as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information.
(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form upon written request or oral request.
(d)
The Registrant hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1998 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1.
Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b) (11) in each registration statement, including the Prospectus, used in connection with the offer of the Contract.

2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section (b) (11) in any sales literature in connection with the offer of the Contract;
3.
Instruct sales representatives who solicit participants to purchase the Contract specifically to bring the redemption restrictions imposed by Section 403(b)(11)to the attention of the potential participants.

4.
Obtain from each plan participant who purchases a Section 403 (b) annuity Contract, prior to or at the time of such purchase, a signed statement acknowledging the participant’s understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer’s Section 403(b) arrangement to which the participant may elect to transfer his Contract value.

(e)
Representation pursuant to Section 26(e)(2)(A). American National Insurance Company hereby represents that the fees and charges deducted under the Contracts described in the post-effective amendment are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected to be incurred, and the risks assumed by American National Insurance Company.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby files this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Galveston and the State of Texas on the 30th day of April, 2010.

AMERICAN NATIONAL INSURANCE COMPANY

BY: American National Insurance Company

By /s/ Robert L. Moody
Robert L. Moody
Chairman of the Board
and
Chief Executive Officer

By: /s/ G. Richard Ferdinandsten
G. Richard Ferdinandsten
President
Chief Operating Officer

AMERICAN NATIONAL INSURANCE COMPANY
(Depositor)
By /s/ Robert L. Moody
Robert L. Moody
Chairman of the Board
and
Chief Executive Officer

By: /s/ G. Richard Ferdinandsten
G. Richard Ferdinandsten
President
Chief Operating Officer

Attest By:  /s/ J. Mark Flippin
J. Mark Flippin

As required by the Securities Act of 1933, this amended registration statement has been signed by the following persons in their capacities on the 30th day of April, 2010.

Name                                                                                              Title
Stephen E. Pavlicek	Senior Vice President and Chief Financial Officer
(Principal Financial Officer)
William F. Carlton	Vice President and Controller (Principal Accounting Officer)
Robert L Moody	Director, Chairman of the Board and Chief Executive Officer
G. Richard Ferdinandsten	Director, President and Chief Operating Officer
Arthur O. Dummer	Director
Dr. Shelby M. Elliott	Director
Frances Anny Moody-Dahlberg	Director
Russell S. Moody	Director
W.L. Moody, IV	Director
Frank P. Williamson	Director
James D. Yarbrough	Director